NATURE OF OPERATIONS - Additional Information (Details)			20 Months Ended
	Jan. 23, 2026	May 13, 2024	Dec. 31, 2025
Discontinued operation | Classification of assets as held for sale [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Greenstone
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint operation by unconsolidated entity		40.00%
Greenstone
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary		100.00%	100.00%